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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-10381
PIMCO New York Municipal Income Fund

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY	10105

(Address of principal executive offices)	(Zip code)
Lawrence G. Altadonna—1345 Avenue of the Americas, New York, NY 10105

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-739-3371
Date of fiscal year end: April 30, 2011
Date of reporting period: October 31, 2010
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Shareholders

     October 31, 2010

PIMCO Municipal Income Fund
PIMCO California Municipal Income Fund
PIMCO New York Municipal Income Fund

PMF	PCQ	PNF

Contents

Letter to Shareholders	2-4
Fund Insights/Performance & Statistics	6-8
Schedules of Investments	10-27
Statements of Assets and Liabilities	28
Statements of Operations	29
Statements of Changes in Net Assets	30-31
Notes to Financial Statements	32-39
Financial Highlights	40-42
Changes to the Board of Trustees/Proxy Voting Policies & Procedures	43
Matters Relating to the Trustees’ Consideration of the Investment Management and Portfolio Management Agreements	44-46

10.31.10 ï PIMCO Municipal Income Funds Semi-Annual Report 1

Dear Shareholder:

Municipal bonds rose in price during the fiscal six-month period ended October 31, 2010, as the U.S. economy continued to recover from the recession that ended in mid-2009. But the recovery has slowed from its pace of a year ago, and there are legitimate concerns about ongoing fiscal woes in many states and the impact this could have on the municipal bond market.	Hans W. Kertess Chairman

Six Months In Review
For the fiscal six-month period ended October 31, 2010:

• PIMCO Municipal Income Fund rose 8.32% on net asset value (“NAV”) and 7.96 % on market price.

• PIMCO California Municipal Fund rose 8.20% on NAV and 8.84% on market price.

• PIMCO New York Municipal Income Fund rose 7.16% NAV and 3.63% on market price.
Brian S. Shlissel President & CEO

After growing at an annual rate of 5.0% during the fourth quarter of 2009, the U.S. economy slowed considerably in 2010: 3.7% in the first quarter, 1.7% in the second and 2.5% in the third. As it deaccelerated, the Federal Reserve (“the Fed”) decided to resume its purchase of U.S. Treasury bonds. The goal of this “quantitative easing II” was to lower interest rates and boost economic activity. But the Fed’s purchase program focused on short-to-medium term Treasuries and generally excluded bonds with longer maturities. Thus, long-term Treasuries fell in price. Since municipal bonds tend to move in tandem with Treasuries, the prices of longer-term municipal securities also fell.

The Road Ahead
Concerns about the fiscal situation at the state and local level – and the impact this could have on municipal bonds – are clearly justified. According to the non-partisan Center on Budget and Policy Priorities, for 2011 46 states face budget shortfalls. In 18 of these states, the default represents more than 20% of planned expenditures.

2 PIMCO Municipal Income Funds Semi-Annual Report ï 10.31.10

As the recession neared bottom in early 2009, the Obama administration unveiled its $787 billion stimulus plan to boost the economy. Part of the stimulus package was the “Build America Bonds” (“BAB”) program. The BAB program was designed to help cash-strapped states and cities cope with the downturn by subsidizing borrowing costs for important municipal projects. But after Republicans reclaimed the House of Representatives and made sizable gains in the Senate, it became clear that the BAB program – due to expire on December 31, 2010 – would not be extended. Realizing this, many state and city governments flooded the municipal market with BABs. So much supply came onto market that it could not be absorbed, thus putting sudden, downward pressure on municipal bond prices.

The afore-mentioned quantitative easing strategy has hurt many municipal bonds as well. The Fed’s purchase of Treasury securities generally excludes bonds with longer maturities. This in turn has led to lower prices for longer-term municipal bond prices, which correlate somewhat closely to Treasuries. As a result, investor interest in long-term municipal bonds has waned. As calendar year 2010 comes to an end, we anticipate a large supply of tax-exempt municipal bonds to come to market, which may have an adverse effect on prices.

The tax deal compromise between President Obama and Congress has also hurt municipal bond prices. The compromise preserves the Bush-era tax cuts for upper income earners, thus making tax-exempt securities somewhat less attractive. The bill’s provisions cover calendar years 2011 and 2012 and are due to expire on December 31, 2012.

All that aside, we believe these developments should be largely short-term in nature. From a longer perspective, the expectation of higher taxes at all levels of government and historically low default rates should continue to make municipal securities compelling investments for many people.

10.31.10 ï PIMCO Municipal Income Funds Semi-Annual Report 3

For specific information on the Funds and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources are available on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Funds’ subadviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

4 PIMCO Municipal Income Funds Semi-Annual Report ï 10.31.10

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10.31.10 ï PIMCO Municipal Income Funds Semi-Annual Report 5

PIMCO Municipal Income Funds Insights
October 31, 2010 (unaudited)

For the fiscal six-month period ended October 31, 2010, PIMCO Municipal Income Fund rose 8.32% on NAV and 7.96 % on market price. PIMCO California Municipal Fund rose 8.20% on NAV and 8.84% on market price. PIMCO New York Municipal Income Fund rose 7.16% NAV and 3.63% on market price.

The high-quality segment of the municipal bond market produced positive returns during the reporting period, as yields moved lower across the curve. On longer maturities, municipal bonds underperformed the stronger taxable bond market, with the Barclays Capital Long Municipal Bond Index returning 4.70% while the Barclays Capital Long Government/Credit index returned 9.05%, and the Barclays Capital Long U.S. Treasury index returned 11%. The Barclays Capital Zero Coupon Municipal Bond Index returned 5.27% for the reporting period. Municipal to Treasury yield ratios – a measure of the relative attractiveness of municipal and Treasury bonds – ended higher as Treasuries outperformed municipals. The 10-year ratio – a measure of the relative attractiveness of Treasuries and municipal bonds – increased to 97% and the 30-year ratio decreased to 97%.

Not all of the Funds’ positions were beneficial for returns. The Funds’ holdings in higher-quality credits detracted from performance, as lower credit-quality securities outperformed the high-grade market.

PIMCO Municipal Income Fund

Holdings in the health care sector added to the Fund’s returns, as the sector significantly outperformed most other sectors of the municipal bond market. The Fund also benefited from its interest rate positioning during the reporting period. Exposure to longer-maturity zero coupon and nominal municipal bonds allowed the Fund to participate in the widespread decline in yields at the longer end of the municipal market. The Fund also gained from its positions in corporate-backed municipals, which significantly outperformed the general municipal market during the period.

Amid generally declining yields, the municipal yield curve steepened slightly during the reporting period, following the lead of the Treasury market. Over the period, 30-year maturity AAA General Obligation (“GO”) yields decreased by 18 basis points, while 2-year yields decreased by 24 basis points.

PIMCO California Municipal Income Fund

California municipal bonds outperformed the national index, with the Barclays Capital California Municipal Bond Index returning 4.28% versus 3.95% for the Barclays Capital Municipal Bond index over the period. In spite of this outperformance, continued volatility is expected as the state continues to struggle through their budget process, even with the budget balance agreement. Long California municipal bonds outperformed their peers in the national index, returning 5.16% versus the Barclays Capital Long Municipal Bond Index gain of 4.70% cited above. The California municipal curve steepened even more significantly than the national markets during the reporting period, with 30-year yields decreased by 17 basis point while 2-year yields decreased by 32 basis points.

Holdings in the health care sector contributed to the Fund’s returns, as the sector significantly outperformed the rest of the municipal bond market. Exposure to longer-maturity nominal and zero coupon municipals allowed the Fund to participate in the widespread decline in yields at the longer end of the municipal market. The Fund also gained from its positions in corporate-backed municipals, which significantly outperformed the general municipal market.

PIMCO New York Municipal Income Fund

Amid generally declining yields, the New York municipal yield curve steepened, following the lead of the national municipal and Treasury markets. During the period, 30-year maturity yields decreased by 20 basis points while 2-year yields decreased by 25 basis points. New York municipals, as measured by the Barclays Capital New York Municipal Bond Index, returned 3.79% for the period, slightly trailing the national market’s 3.95% gain, as measured by the Barclays Capital Municipal Bond Index. The long-maturity segment of the New York market also underperformed the long segment of the national municipal bond market, returning 4.30% versus the Barclays Capital Long Municipal Bond Index gain of 4.70% cited above.

Holdings in the health care sector contributed to the Fund’s returns, as the sector outperformed most sectors of the municipal bond market. The Fund also gained from its positions in transportation municipals, which outperformed the general municipal market. Exposure to corporate-backed municipals contributed significantly to returns. Exposure to longer-maturity nominal and zero coupon municipal bonds in New York allowed the Fund to participate in the decline in yields at the longer end of the New York municipal market.

6 PIMCO Municipal Income Funds Semi-Annual Report ï 10.31.10

PIMCO Municipal Income Fund Performance & Statistics
October 31, 2010 (unaudited)

Total Return(1)	Market Price	NAV

Six Month	7.96%	8.32%

1 Year	24.54%	18.92%

5 Year	6.15%	4.43%

Commencement of Operations (6/29/01) to 10/31/10	6.62%	5.80%

Market Price/NAV Performance:
Commencement of Operations (6/29/01)
to 10/31/10

Market Price/NAV:

Market Price	$14.29

NAV	$12.23

Premium to NAV	16.84%

Market Price Yield(2)	6.82%

Moody’s Ratings
(as a % of total investments)

PIMCO California Municipal Income Fund Performance & Statistics
October 31, 2010 (unaudited)

Total Return(1)	Market Price	NAV

Six Month	8.84%	8.20%

1 Year	20.36%	16.48%

5 Year	5.41%	5.67%

Commencement of Operations (6/29/01) to 10/31/10	6.03%	6.20%

Market Price/NAV Performance:
Commencement of Operations (6/29/01)
to 10/31/10

Market Price/NAV:

Market Price	$13.97

NAV	$13.41

Premium to NAV	4.18%

Market Price Yield(2)	6.61%

Moody’s Ratings
(as a % of total investments)

10.31.10 ï PIMCO Municipal Income Funds Semi-Annual Report 7

PIMCO New York Municipal Income Fund Performance & Statistics
October 31, 2010 (unaudited)

Total Return(1)	Market Price	NAV

Six Month	3.63%	7.16%

1 Year	13.99%	15.50%

5 Year	0.95%	2.00%

Commencement of Operations (6/29/01) to 10/31/10	3.23%	3.61%

Market Price/NAV Performance:
Commencement of Operations (6/29/01)
to 10/31/10

Market Price/NAV:

Market Price	$11.23

NAV	$11.08

Premium to NAV	1.35%

Market Price Yield(2)	6.09%

Moody’s Ratings
(as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all income dividends, and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Funds, market conditions, supply and demand for each Fund’s shares, or changes in each dividends.

An investment in each Fund involves risk, including the loss of principal. Total return, market price, market yield and NAV asset will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised of net investment income) payable to common shareholders by the market price per share at October 31, 2010.

8 PIMCO Municipal Income Funds Semi-Annual Report ï 10.31.10

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10.31.10 ï PIMCO Municipal Income Funds Semi-Annual Report 9

PIMCO Municipal Income Fund Schedule of Investments
October 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

MUNICIPAL BONDS & NOTES–96.5%
	Alabama–0.9%
$2,500	Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth. Rev., Baptist Health Systems, Inc., 5.875%, 11/15/24, Ser. A	Baa2/NR	$2,517,750
	Huntsville-Redstone Village Special Care Facs. Financing Auth. Rev., Redstone Village Project,
250	5.50%, 1/1/28	NR/NR	224,108
885	5.50%, 1/1/43	NR/NR	720,788
1,350	Montgomery Medical Clinic Board Rev., Jackson Hospital & Clinic, 5.25%, 3/1/31	Baa2/BBB−	1,323,459

			4,786,105

	Alaska–1.1%
3,280	Borough of Matanuska-Susitna Rev., Goose Creek Correctional Center, 6.00%, 9/1/32 (AGC)	Aa2/AA+	3,771,541
900	Industrial Dev. & Export Auth. Rev., Boys & Girls Home, 6.00%, 12/1/36	NR/NR	529,254
2,400	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	1,647,288

			5,948,083

	Arizona–5.1%
5,000	Apache Cnty. Industrial Dev. Auth. Rev., Tucson Electric Power Co. Project, 5.875%, 3/1/33, Ser. B	Baa3/BBB−	5,019,450
	Health Facs. Auth. Rev.,
2,050	Banner Health, 5.50%, 1/1/38, Ser. D	NR/A+	2,146,063
2,750	Beatitudes Campus Project, 5.20%, 10/1/37	NR/NR	2,235,750
2,500	Maricopa Cnty. Pollution Control Corp. Rev., 5.00%, 6/1/35, Ser. A Pima Cnty. Industrial Dev. Auth. Rev.,	A1/A	2,574,725
	Tucson Electric Power Co., Ser. A,
4,150	6.375%, 9/1/29	Baa3/BBB−	4,304,006
750	5.25%, 10/1/40	Baa3/BBB−	753,413
5,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (h)	Aa1/AA	5,312,750
4,200	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	A3/A	4,002,348

			26,348,505

	Arkansas–0.4%
8,500	Dev. Finance Auth. Rev., Arkansas Cancer Research Center Project, zero coupon, 7/1/36 (AMBAC)	Aa2/NR	2,192,150

	California–8.1%
3,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	Aa3/A+	3,473,340
6,000	Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33, Ser. A-1	Baa3/BBB	4,868,820
2,000	Health Facs. Financing Auth. Rev., Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	A2/A	2,153,600

10 PIMCO Municipal Income Funds Semi-Annual Report ï 10.31.10

PIMCO Municipal Income Fund Schedule of Investments
October 31, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	California (continued)

$4,175	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	Aa3/AA+	$4,340,414
5,000	Orange Cnty. Airport Rev., 5.25%, 7/1/39, Ser. A State, GO,	Aa3/AA−	5,211,550
300	5.00%, 6/1/37	A1/A−	300,654
4,200	6.00%, 4/1/38	A1/A−	4,677,372
1,000	Statewide Communities Dev. Auth. Rev.,
	Catholic Healthcare West, 5.50%, 7/1/31, Ser. E	A2/A	1,039,440
	Methodist Hospital Project (FHA),
2,600	6.625%, 8/1/29	Aa2/NR	3,022,084
9,500	6.75%, 2/1/38	Aa2/NR	11,000,525
4,000	Whittier Union High School Dist., GO, zero coupon, 8/1/25	NR/AA−	1,783,160

			41,870,959

	Colorado–0.6%
500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	NR/NR	362,910
450	Denver Health & Hospital Auth. Rev., 5.625%, 12/1/40	NR/BBB	456,718
500	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	A2/A	587,890
1,500	Univ. of Colorado Rev., 5.375%, 6/1/38, Ser. A	Aa2/AA−	1,621,305

			3,028,823

	Connecticut–0.2%
1,000	State Dev. Auth. Rev., Connecticut Light & Power Co., 5.85%, 9/1/28, Ser. A	Baa1/BBB	1,013,100

	Delaware–0.1%
650	State Economic Dev. Auth. Rev., Delmarva Power & Light Co., 5.40%, 2/1/31	Baa2/BBB+	684,158

	District of Columbia–1.3%
2,500	Dist. of Columbia Rev., Brookings Institution, 5.75%, 10/1/39	Aa3/A+	2,794,625
3,895	Tobacco Settlement Financing Corp. Rev., 6.25%, 5/15/24	Baa3/BBB	3,945,869

			6,740,494

	Florida–4.0%
895	Beacon Lakes Community Dev. Dist., Special Assessment, 6.00%, 5/1/38, Ser. A	NR/NR	799,351
4,000	Broward Cnty. Water & Sewer Rev., 5.25%, 10/1/34, Ser. A (h)	Aa2/AA	4,296,800
500	Lee Cnty. Industrial Dev. Auth. Rev., Sara Lee Charter Foundation, 5.375%, 6/15/37, Ser. A	NR/BB	421,995
3,000	Miami-Dade Cnty. Airport Rev., 5.50%, 10/1/36, Ser. A	A2/A−	3,132,960
1,250	Miami-Dade Cnty. School Board, CP, 5.375%, 2/1/34, Ser. A (AGC)	Aa3/AA+	1,321,900
3,900	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (h)	Aa1/AAA	4,142,853
5,685	State Board of Governors Rev., Florida Univ., 6.50%, 7/1/33	Aa2/AA	6,587,096

			20,702,955

10.31.10 ï PIMCO Municipal Income Funds Semi-Annual Report 11

PIMCO Municipal Income Fund Schedule of Investments
October 31, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Georgia–0.4%
$2,300	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37	NR/NR	$1,932,759

	Illinois–6.0%
5,000	Chicago, GO, 5.00%, 1/1/34, Ser. C (h)	Aa3/AA−	5,124,250
10,115	Chicago Board of Education School Reform, GO, zero coupon, 12/1/31, Ser. A (FGIC-NPFGC)	Aa2/AA−	2,903,511
1,250	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/38, Ser. A (AGC)	Aa3/AA+	1,287,050
	Finance Auth. Rev.,
1,000	Memorial Health Systems, 5.50%, 4/1/39	A1/A+	1,021,540
400	OSF Healthcare System, 7.125%, 11/15/37, Ser. A Univ. of Chicago,	A3/A	453,692
190	5.25%, 7/1/41, Ser. 05-A	Aa1/AA	193,412
15,000	5.50%, 7/1/37, Ser. B (h)	Aa1/AA	16,711,950
1,900	Springfield Electric Rev., 5.00%, 3/1/36	Aa3/AA−	1,921,945
1,495	Univ. of Illinois Rev., 5.25%, 4/1/32, Ser. B (FGIC-NPFGC)	Aa2/AA−	1,500,561

			31,117,911

	Indiana–0.7%
	Finance Auth. Rev.,
1,500	Duke Energy Indiana, Inc., 6.00%, 8/1/39, Ser. B	NR/A	1,670,235
1,000	U.S. States Steel Corp., 6.00%, 12/1/26	Ba2/BB	1,072,100
1,000	Municipal Power Agcy. Rev., 6.00%, 1/1/39, Ser. B	A1/A+	1,081,570

			3,823,905

	Iowa–1.8%
	Finance Auth. Rev.,
4,890	Deerfield Retirement Community, Inc., 5.50%, 11/15/37, Ser. A Edgewater LLC Project,	NR/NR	3,363,342
3,500	6.75%, 11/15/37	NR/NR	3,427,550
1,500	6.75%, 11/15/42	NR/NR	1,444,890
1,600	Wedum Walnut Ridge LLC Project, 5.625%, 12/1/45, Ser. A	NR/NR	1,010,752

			9,246,534

	Kansas–1.5%
1,000	Dev. Finance Auth. Rev., Adventist Health, 5.75%, 11/15/38	Aa3/AA−	1,111,530
1,000	Lenexa City, Tax Allocation, Center East Project, 6.00%, 4/1/27	NR/NR	797,270
650	Manhattan Rev., Meadowlark Hills Retirement, 5.125%, 5/15/42, Ser. B	NR/NR	535,242
5,000	Wichita Hospital Rev., Facs. Improvements, 5.625%, 11/15/31, Ser. III	NR/A+	5,105,850

			7,549,892

12 PIMCO Municipal Income Funds Semi-Annual Report ï 10.31.10

PIMCO Municipal Income Fund Schedule of Investments
October 31, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Kentucky–1.0%
$700	Dev. Finance Auth. Rev., St. Luke’s Hospital, 6.00%, 10/1/19, Ser. B	A3/A	$702,548
	Economic Dev. Finance Auth. Rev., Baptist Healthcare Systems, Ser. A,
1,000	5.375%, 8/15/24	Aa3/NR	1,104,050
1,200	5.625%, 8/15/27	Aa3/NR	1,321,668
1,000	Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A	Baa2/NR	1,077,540
1,000	Ohio Cnty. Pollution Control Rev., Big Rivers Electric Corp., 6.00%, 7/15/31, Ser. A	Baa1/BBB−	1,041,220

			5,247,026

	Louisiana–6.3%
	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev.,
3,930	Capital Projects & Equipment Acquisition, 6.55%, 9/1/25 (ACA)	NR/NR	3,682,017
750	Woman’s Hospital Foundation, 5.875%, 10/1/40, Ser. A	A3/BBB+	778,778
27,895	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	28,123,460

			32,584,255

	Maryland–0.3%
1,500	Economic Dev. Corp. Rev., 5.75%, 6/1/35, Ser. B	Baa3/NR	1,562,700

	Massachusetts–0.4%
550	Dev. Finance Agcy. Rev., Linden Ponds, Inc. Fac., 5.75%, 11/15/35, Ser. A	NR/NR	402,616
1,500	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	Aa2/AA−	1,658,415

			2,061,031

	Michigan–2.2%
1,000	Detroit, GO, 5.375%, 4/1/17, Ser. A-1 (NPFGC)	Baa1/A	1,001,000
4,550	Garden City Hospital Finance Auth. Rev., 5.00%, 8/15/38, Ser. A	NR/NR	3,237,052
	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital,
50	5.25%, 11/15/35, Ser. M (NPFGC)	A1/A	48,509
1,500	8.25%, 9/1/39	A1/A	1,812,435
3,260	State Hospital Finance Auth. Rev., Detroit Medical Center, 6.25%, 8/15/13, Ser. A	Ba3/BB−	3,272,225
2,000	Strategic Fund Rev., Detroit Edison Co. Pollution Control, 5.45%, 9/1/29, Ser. C	A2/A−	2,015,300

			11,386,521

	Minnesota–0.4%
95	Agricultural & Economic Dev. Board Rev., Health Care Systems, 6.375%, 11/15/29, Ser. A	A2/A	96,053
1,500	St. Louis Park Rev., Nicollett Health Services, 5.75%, 7/1/39	NR/A	1,555,770

10.31.10 ï PIMCO Municipal Income Funds Semi-Annual Report 13

PIMCO Municipal Income Fund Schedule of Investments
October 31, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Minnesota (continued)

$500	Washington Cnty. Housing & Redev. Auth. Rev., Birchwood & Woodbury Projects, 5.625%, 6/1/37, Ser. A	NR/NR	$471,425

			2,123,248

	Missouri–0.2%
1,000	Joplin Industrial Dev. Auth. Rev., Christian Homes, Inc., 5.75%, 5/15/26, Ser. F	NR/NR	968,080

	Montana–0.2%
1,000	Forsyth Pollution Control Rev., 5.00%, 5/1/33, Ser. A	A3/A−	1,064,170

	Nevada–3.9%
	Clark Cnty., GO,
5,000	4.75%, 6/1/30 (AGM)	Aaa/AA+	5,090,500
5,230	4.75%, 11/1/35 (FGIC-NPFGC)	Aaa/AA+	5,300,657
9,755	Washoe Cnty., Water & Sewer, GO, 5.00%, 1/1/35 (NPFGC)	Aa1/AA	9,963,269

			20,354,426

	New Hampshire–0.6%
3,000	Business Finance Auth. Pollution Control Rev., Connecticut Light & Power Co., 5.85%, 12/1/22, Ser. A	Baa1/BBB	3,039,300

	New Jersey–5.5%
2,000	Economic Dev. Auth. Rev., School Facs. Construction, 5.50%, 12/15/34, Ser. Z (AGC)	Aa3/AA+	2,206,080
16,550	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 5.75%, 4/1/31	Ba2/NR	16,768,129
1,000	Health Care Facs. Financing Auth. Rev., Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB−	986,660
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	A3/A+	2,162,380
9,100	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1-A	Baa3/BBB	6,578,117

			28,701,366

	New Mexico–1.5%
1,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	Baa3/BB+	1,039,990
6,400	Hospital Equipment Loan Council Rev., Presbyterian Healthcare,
	5.00%, 8/1/39	Aa3/AA−	6,577,536

			7,617,526

	New York–6.8%
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
7,500	5.25%, 10/1/35	A1/A	7,786,875
3,000	5.50%, 10/1/37	A1/A	3,225,090
4,200	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	4,254,180

14 PIMCO Municipal Income Funds Semi-Annual Report ï 10.31.10

PIMCO Municipal Income Fund Schedule of Investments
October 31, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	New York (continued)

	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
$13,000	5.00%, 6/15/26, Ser. E (h)	Aa1/AAA	$13,265,070
670	5.00%, 6/15/37, Ser. D (h)	Aa1/AAA	699,460
3,000	Second Generation Resolutions, 5.00%, 6/15/39, Ser. GG-1	Aa2/AA+	3,207,690
1,000	State Dormitory Auth. Rev., 5.00%, 3/15/38, Ser. A	NR/AAA	1,063,880
1,625	Westchester Cnty. Healthcare Corp. Rev., 5.875%, 11/1/25, Ser. A	Baa1/BBB	1,625,422

			35,127,667

	North Carolina–1.3%
	Capital Facs. Finance Agcy. Rev., Ser. A,
2,750	Duke Energy, 4.625%, 11/1/40	A1/A	2,712,655
570	Duke Univ. Project, 5.125%, 10/1/41	Aa1/AA+	579,092
	Medical Care Commission Rev.,
2,500	Novant Health, 5.00%, 11/1/43, Ser. A (d)	A1/A+	2,476,050
1,500	Village at Brookwood, 5.25%, 1/1/32	NR/NR	1,239,540

			7,007,337

	Ohio–1.9%
11,000	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	Baa3/BBB	8,397,180
500	Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A	A2/A	535,660
500	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	Aa3/NR	528,540
250	State Rev., Ashland Univ. Project, 6.25%, 9/1/24	Ba1/NR	262,612

			9,723,992

	Oregon–0.5%
2,000	Oregon Health & Science Univ. Rev., 5.75%, 7/1/39, Ser. A	A2/A	2,192,120
600	State Department of Administrative Services, CP, 5.25%, 5/1/39, Ser. A	Aa2/AA−	638,448

			2,830,568

	Pennsylvania–4.8%
5,000	Geisinger Auth. Rev., 5.25%, 6/1/39, Ser. A	Aa2/AA	5,282,450
2,000	Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B	NR/NR	1,873,060
	Higher Educational Facs. Auth. Rev.,
500	Edinboro Univ. Foundation, 6.00%, 7/1/43	Baa3/BBB−	515,850
350	Thomas Jefferson Univ., 5.00%, 3/1/40	A1/AA−	360,500
	Lancaster Cnty. Hospital Auth. Rev., Brethren Village Project, Ser. A,
750	6.25%, 7/1/26	NR/NR	753,158
85	6.375%, 7/1/30	NR/NR	84,473

10.31.10 ï PIMCO Municipal Income Funds Semi-Annual Report 15

PIMCO Municipal Income Fund Schedule of Investments
October 31, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Pennsylvania (continued)

$1,100	Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co., 5.50%, 12/1/39	A2/A	$1,143,758
7,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (AGM)	Aa3/AA+	7,358,190
4,700	Philadelphia Hospitals & Higher Education Facs. Auth. Rev., Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa3/BBB	4,703,196
500	Philadelphia Water Rev., 5.25%, 1/1/36, Ser. A	A1/A	520,150
2,000	Turnpike Commission Rev., 5.125%, 12/1/40, Ser. D	A3/A−	2,054,700

			24,649,485

	Puerto Rico–1.3%
135	Commonwealth of Puerto Rico, Public Improvements, GO, 5.00%, 7/1/35, Ser. B	A3/BBB−	135,586
	Sales Tax Financing Corp. Rev.,
32,550	zero coupon, 8/1/54, Ser. A (AMBAC)	Aa2/AA−	2,051,301
29,200	zero coupon, 8/1/56, Ser. A	Aa2/AA−	1,586,144
3,000	5.375%, 8/1/38, Ser. C	A1/A+	3,163,830

			6,936,861

	Rhode Island–4.6%
23,800	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	23,700,992

	South Carolina–1.4%
	Greenwood Cnty. Hospital Rev., Self Memorial Hospital,
3,500	5.50%, 10/1/21	A2/A	3,539,795
2,000	5.50%, 10/1/26	A2/A	2,015,520
450	Jobs-Economic Dev. Auth. Rev., Lutheran Homes, 5.50%, 5/1/28	NR/NR	409,941
1,000	State Public Service Auth. Rev., 5.25%, 1/1/39, Ser. B	Aa2/AA−	1,077,590

			7,042,846

	Tennessee–4.7%
940	Memphis Health Educational & Housing Fac. Board Rev., Wesley Housing Corp. Project, 6.95%, 1/1/20 (a)(b)(j)(k) (acquisition cost-$935,300; purchased 6/29/01)	NR/NR	472,350
5,000	Metropolitan Gov’t Nashville & Davidson Cnty. Health & Educational Facs. Board Rev., Vanderbilt Univ., 5.00%, 10/1/39, Ser. B (h)
	Tennessee Energy Acquisition Corp. Rev.,	Aa2/AA	5,441,900
370	5.00%, 2/1/21, Ser. C	Baa1/A	385,951
5,000	5.00%, 2/1/27, Ser. C	Baa1/A	5,072,000
6,460	5.25%, 9/1/17, Ser. A	Ba3/BB+	6,922,019
600	5.25%, 9/1/21, Ser. A	Ba3/BB+	633,450
300	5.25%, 9/1/22, Ser. A	Ba3/BB+	317,055
5,000	5.25%, 9/1/24, Ser. A	Ba3/BB+	5,256,150

			24,500,875

16 PIMCO Municipal Income Funds Semi-Annual Report ï 10.31.10

PIMCO Municipal Income Fund Schedule of Investments
October 31, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Texas–8.6%
$10,000	Coppell Independent School Dist., GO, zero coupon, 8/15/29 (PSF-GTD)	Aaa/AAA	$4,497,200
1,200	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)	Aa3/AA+	1,243,464
20	Duncanville Independent School Dist., GO, 5.25%, 2/15/32, Ser. B (PSF-GTD)	Aaa/AAA	20,432
	Municipal Gas Acquisition & Supply Corp. I Rev.,
6,500	5.25%, 12/15/23, Ser. A	A2/A	6,749,795
150	5.25%, 12/15/25, Ser. A	A2/A	153,456
6,500	6.25%, 12/15/26, Ser. D	A2/A	7,321,925
	North Harris Cnty. Regional Water Auth. Rev.,
4,200	5.25%, 12/15/33	A1/A+	4,374,300
4,200	5.50%, 12/15/38	A1/A+	4,389,714
	North Texas Tollway Auth. Rev.,
3,000	5.25%, 1/1/44, Ser. C	A2/A−	3,061,650
6,050	5.625%, 1/1/33, Ser. A	A2/A−	6,447,061
600	5.75%, 1/1/33, Ser. F	A3/BBB+	634,902
400	State Public Finance Auth. Rev., Charter School Finance Corp., 5.875%, 12/1/36, Ser. A	Baa3/BBB−	403,776
4,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems Project, 6.25%, 11/15/29	Aa2/AA−	4,536,640
1,000	Uptown Dev. Auth., Tax Allocation, Infrastructure Improvement Facs., 5.50%, 9/1/29	NR/BBB+	1,030,150

			44,864,465

	U.S. Virgin Islands–0.1%
500	Virgin Islands Public Finance Auth. Rev., 5.00%, 10/1/39, Ser. A-1	Baa2/BBB	493,950

	Utah–1.4%
7,000	Salt Lake Cnty. Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)	WR/AA+	7,133,630

	Virginia–0.6%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A	Aa2/AA+	1,095,410
2,000	Peninsula Town Center Community Dev. Auth. Rev., 6.45%, 9/1/37	NR/NR	2,009,620

			3,105,030

	Washington–1.1%
	Health Care Facs. Auth. Rev.,
700	Multicare Health Systems, 6.00%, 8/15/39, Ser. B (AGC)	Aa3/AA+	762,706
250	Seattle Cancer Care Alliance, 7.375%, 3/1/38	A3/NR	284,178
2,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	Baa2/BBB	2,091,640
	State Housing Finance Commission Rev., Skyline at First Hill Project, Ser. A,
275	5.25%, 1/1/17	NR/NR	242,528

10.31.10 ï PIMCO Municipal Income Funds Semi-Annual Report 17

PIMCO Municipal Income Fund Schedule of Investments
October 31, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Washington (continued)

$3,600	5.625%, 1/1/38	NR/NR	$2,317,140

			5,698,192

	Wisconsin–2.7%
	Health & Educational Facs. Auth. Rev.,
2,230	Kenosha Hospital & Medical Center Project, 5.625%, 5/15/29	NR/A	2,230,803
500	Prohealth Care, Inc., 6.625%, 2/15/39	A1/A+	552,720
10,000	State Rev., 6.00%, 5/1/36, Ser. A	Aa3/AA−	11,259,600

			14,043,123

	Total Municipal Bonds & Notes (cost–$473,259,958)		500,554,995

VARIABLE RATE NOTES (a)(c)(e)(f)–3.5%
	Illinois–1.5%
5,950	Cook Cnty., GO, 7.62%, 11/15/28, Ser. 458 (FGIC)	Aa3/NR	5,959,282
2,000	Metropolitan Pier & Exposition Auth. Rev., 11.97%, 6/15/50, Ser. 3217 (b)(j) (acquisition cost-$1,969,580; purchased 10/7/10)	NR/AAA	2,089,080

			8,048,362

	Texas–0.4%
1,000	JPMorgan Chase Putters/Drivers Trust, GO, 7.824%, 2/1/17, Ser. 3480	NR/AA+	1,152,120
	JPMorgan Chase Putters/Drivers Trust Rev.,
200	8.26%, 2/1/27, Ser. 3224	Aa1/NR	248,342
600	8.344%, 10/1/31, Ser. 3227	NR/AAA	734,208

			2,134,670

	Washington–1.6%
6,670	JPMorgan Chase Putters/Drivers Trust, GO, 11.318%, 8/1/28, Ser. 3388	NR/AA+	8,144,937

	Total Variable Rate Notes (cost–$16,120,499)		18,327,969

Shares
COMMON STOCK–0.0%
	Airlines–0.0%
1,017	Delta Air Lines, Inc. (g) (cost–$0)		14,126

	Total Investments (cost–$489,380,457)–100.0%		$518,897,090

18 PIMCO Municipal Income Funds Semi-Annual Report ï 10.31.10

PIMCO California Municipal Income Fund Schedule of Investments
October 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

CALIFORNIA MUNICIPAL BONDS & NOTES–91.8%
$1,000	Assoc. of Bay Area Gov’t Finance Auth. for Nonprofit Corps. Rev., Poway Housing, Inc. Project, 5.375%, 11/15/25, Ser. A (CA Mtg. Ins.)	NR/A−	$1,000,700
10,000	Bay Area Toll Auth. Rev., San Francisco Bay Area, 5.00%, 4/1/34, Ser. F-1	Aa3/AA	10,511,100
5,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	Aa3/A+	5,788,900
650	City & Cnty. of San Francisco, Capital Improvement Projects, CP, 5.25%, 4/1/31, Ser. A	Aa3/AA−	685,659
720	City & Cnty. of San Francisco Redev. Agcy. Rev., Special Tax, 6.125%, 8/1/31, Ser. B	NR/NR	706,255
350	Contra Costa Cnty. Public Financing Auth., Tax Allocation, 5.85%, 8/1/33, Ser. A	NR/BBB	350,752
3,635	Cucamonga Valley Water Dist., CP, 5.125%, 9/1/35 (FGIC-NPFGC)	Aa3/AA−	3,678,656
5,000	Desert Community College Dist., GO, 5.00%, 8/1/37, Ser. C (AGM)	Aa2/AA+	5,193,800
310	Dublin Unified School Dist., GO, zero coupon, 8/1/23, Ser. E	Aa2/AA−	163,367
6,300	Eastern Municipal Water Dist., CP, 5.00%, 7/1/35, Ser. H	Aa2/AA	6,614,244
	Educational Facs. Auth. Rev.,
	Claremont McKenna College,
1,400	5.00%, 1/1/39	Aa2/NR	1,478,610
10,200	5.00%, 1/1/39 (h)	Aa2/NR	10,772,730
	Univ. of Southern California, Ser. A
5,000	5.00%, 10/1/38	Aa1/AA+	5,339,550
10,000	5.00%, 10/1/39 (h)	Aa1/AA+	10,637,200
2,975	El Dorado Irrigation Dist. & El Dorado Water Agcy., CP, 5.75%, 8/1/39, Ser. A (AGC)	Aa3/AA+	3,133,032
	El Monte, Department of Public Social Services Fac., CP (AMBAC)
10,790	4.75%, 6/1/30	A2/A+	10,796,906
14,425	Phase II, 5.25%, 1/1/34	A2/NR	14,444,762
1,000	Folsom Redev. Agcy., Tax Allocation, 5.50%, 8/1/36	NR/A	990,390
	Fremont Community Facs. Dist. No. 1, Special Tax,
165	6.00%, 9/1/18	NR/NR	166,696
505	6.00%, 9/1/19	NR/NR	509,777
3,500	6.30%, 9/1/31	NR/NR	3,527,090
	Golden State Tobacco Securitization Corp. Rev.,
9,000	5.00%, 6/1/33, Ser. A-1	Baa3/BBB	7,303,230
3,000	5.00%, 6/1/35, Ser. A (FGIC)	A2/BBB+	2,905,020
6,000	5.00%, 6/1/38, Ser. A (FGIC)	A2/BBB+	5,757,180
1,600	5.00%, 6/1/45 (AMBAC-TCRS)	A2/A−	1,526,640
8,300	5.125%, 6/1/47, Ser. A-1	Baa3/BBB	5,966,206
9,225	5.75%, 6/1/47, Ser. A-1	Baa3/BBB	7,359,520
500	Hartnell Community College Dist., GO, zero coupon, 8/1/34, Ser 2002-D (i)	Aa2/AA−	271,145

10.31.10 ï PIMCO Municipal Income Funds Semi-Annual Report 19

PIMCO California Municipal Income Fund Schedule of Investments
October 31, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Health Facs. Financing Auth. Rev., Adventist Health System, Ser. A
$4,630	5.00%, 3/1/33	NR/A	$4,532,122
2,000	5.75%, 9/1/39	NR/A	2,085,540
	Catholic Healthcare West, Ser. A,
1,765	5.00%, 7/1/18	A2/A	1,766,571
570	5.00%, 7/1/28	A2/A	570,046
2,000	6.00%, 7/1/34	A2/A	2,078,200
4,000	6.00%, 7/1/39	A2/A	4,307,200
750	Children’s Hospital of Los Angeles, 5.25%, 7/1/38 (AGM)	Aa3/AA+	759,015
1,000	Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A	NR/A	1,096,210
1,450	Scripps Health, 5.00%, 11/15/36, Ser. A	A1/AA−	1,472,098
1,600	Sutter Health, 5.00%, 11/15/42, Ser. A (IBC-NPFGC)	Aa3/A	1,577,328
10,590	Kern Cnty., Capital Improvements Projects, CP, 5.75%, 8/1/35, Ser. A (AGC)	Aa3/AA+	11,282,268
10,000	La Quinta Redev. Agcy., Tax Allocation, 5.10%, 9/1/31 (AMBAC)	WR/A+	9,987,800
500	Lancaster Redev. Agcy. Rev., Capital Improvements Projects,
	5.90%, 12/1/35	NR/A	507,140
500	Lancaster Redev. Agcy., Tax Allocation, 6.875%, 8/1/39	NR/A	556,710
1,495	Lincoln Public Financing Auth. Rev., Twelve Bridges, 6.125%, 9/2/27	NR/NR	1,449,866
	Long Beach Bond Finance Auth. Rev., Long Beach Natural Gas, Ser. A
1,000	5.50%, 11/15/27	A2/A	1,045,150
3,900	5.50%, 11/15/37	A2/A	3,949,452
	Los Angeles Department of Water & Power Rev.,(h)
5,000	4.75%, 7/1/30, Ser. A-2 (AGM)	Aa3/AA+	5,114,100
3,000	5.375%, 1/7/34, Ser. A	NR/NR	3,286,830
7,000	5.375%, 7/1/38, Ser. A	Aa2/AA	7,593,110
	Los Angeles Unified School Dist., GO,
10,000	5.00%, 7/1/29, Ser. I (h)	Aa2/AA−	10,575,300
13,000	5.00%, 1/1/34, Ser. I	Aa2/AA−	13,423,540
5,000	5.00%, 1/1/34, Ser. I (h)	Aa2/AA−	5,162,900
250	5.30%, 1/1/34, Ser. D	Aa2/AA−	263,465
700	Malibu, City Hall Project, CP, 5.00%, 7/1/39, Ser. A	NR/AA+	724,836
200	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	NR/A	235,012
2,900	Municipal Finance Auth. Rev., Biola Univ., 5.875%, 10/1/34	Baa1/NR	3,102,420
5,000	Orange Cnty. Sanitation Dist., CP, 5.00%, 2/1/39, Ser. A	NR/AAA	5,222,800
2,145	Patterson Public Financing Auth. Rev., Waste Water Systems Project, 5.50%, 6/1/39 (AGC)	NR/AA+	2,249,462
1,250	Peralta Community College Dist., GO, 5.00%, 8/1/39, Ser. C	NR/AA−	1,290,125
1,250	Pollution Control Financing Auth. Rev., American Water Capital Corp. Project, 5.25%, 8/1/40 (a)(c)	Baa2/BBB+	1,279,588
2,000	San Jose Water Co. Projects, 5.10%, 6/1/40	NR/A	2,068,860

20 PIMCO Municipal Income Funds Semi-Annual Report ï 10.31.10

PIMCO California Municipal Income Fund Schedule of Investments
October 31, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Riverside, Special Assessment, Riverwalk Assessment Dist.,
$500	6.15%, 9/2/19	NR/NR	$510,515
1,350	6.375%, 9/2/26	NR/NR	1,378,498
8,305	Riverside Cnty., CP, 5.125%, 11/1/30 (NPFGC)	A1/AA−	8,441,866
545	San Diego Cnty., CP, 5.25%, 10/1/28	A2/NR	550,919
	San Diego Cnty. Water Auth., CP,
1,000	5.00%, 5/1/32, Ser. A (NPFGC)	Aa2/AA+	1,024,820
6,250	5.00%, 5/1/38, Ser. 2008-A (AGM)	Aa2/AA+	6,491,250
2,000	San Diego Public Facs. Financing Auth. Rev., 5.25%, 5/15/39, Ser. A	Aa3/A+	2,141,860
3,285	San Diego Regional Building Auth. Rev., Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A	Aa3/AA+	3,513,603
4,400	San Diego Unified School Dist., GO, 4.75%, 7/1/27, Ser. D-2 (AGM)	Aa1/AA+	4,567,816
880	San Francisco Bay Area Rapid Transit Dist. Rev., 5.125%, 7/1/36 (AMBAC)	Aa2/AA+	886,574
5,065	San Joaquin Cnty., General Hospital Project, CP, 5.00%, 9/1/20 (NPFGC)	A1/A	5,075,231
	San Joaquin Hills Transportation Corridor Agcy. Rev., Ser. A
5,000	5.50%, 1/15/28	Ba2/BB−	4,682,650
5,000	5.70%, 1/15/19	Ba2/BB−	5,069,050
230	San Jose, Special Assessment, 5.60%, 9/2/17, Ser. 24-Q	NR/NR	236,813
600	Santa Ana Financing Auth. Rev., 5.60%, 9/1/19, Ser. C	NR/A	603,978
3,500	Santa Clara Cnty. Financing Auth. Rev., 5.75%, 2/1/41, Ser. A (AMBAC)	A1/A+	3,640,280
1,815	Santa Clara, Central Park Library Project, CP, 5.00%, 2/1/32 (AMBAC)	Aa2/AA	1,858,179
1,300	Santa Cruz Cnty. Redev. Agcy., Tax Allocation, Live Oak/Soquel Community, 7.00%, 9/1/36, Ser. A	A1/A	1,471,717
	State, GO,
5,885	5.00%, 9/1/35	A1/A−	5,920,075
3,000	5.00%, 12/1/37	A1/A−	3,006,960
8,000	6.00%, 4/1/38	A1/A−	8,909,280
2,000	State Public Works Board Rev., 5.75%, 10/1/30, Ser. G-1	A2/BBB+	2,121,460
2,000	California State Univ., 6.00%, 11/1/34, Ser. J	Aa3/BBB+	2,161,500
2,000	Regents Univ., 5.00%, 4/1/34, Ser. E	Aa2/AA−	2,072,140
	Statewide Communities Dev. Auth. Rev.,
1,000	American Baptist Homes West, 6.25%, 10/1/39	NR/BBB−	1,023,230
900	California Baptist Univ., 5.50%, 11/1/38, Ser. A	NR/NR	829,062
1,000	Catholic Healthcare West, 5.50%, 7/1/31, Ser. D	A2/A	1,039,440
13,050	Henry Mayo Newhall Memorial Hospital, 5.125%, 10/1/30, Ser. A (CA Mtg. Ins.)	NR/A−	12,960,869
1,000	Kaiser Permanente, 5.25%, 3/1/45, Ser. B	NR/A+	1,003,150
1,000	Lancer Student Housing Project, 7.50%, 6/1/42	NR/NR	1,057,490
3,000	Los Angeles Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A−	2,984,430

10.31.10 ï PIMCO Municipal Income Funds Semi-Annual Report 21

PIMCO California Municipal Income Fund Schedule of Investments
October 31, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Methodist Hospital Project (FHA),
$2,100	6.625%, 8/1/29	Aa2/NR	$2,440,914
7,700	6.75%, 2/1/38	Aa2/NR	8,916,215
	St. Joseph,
100	5.125%, 7/1/24 (NPFGC)	A1/AA−	105,331
3,200	5.75%, 7/1/47, Ser. A (FGIC)	A1/AA−	3,313,888
4,000	Sutter Health, 5.50%, 8/15/34, Ser. B	Aa3/A+	4,039,520
8,000	The Internext Group, CP, 5.375%, 4/1/30	NR/BBB	7,797,360
910	Windrush School, 5.50%, 7/1/37	NR/NR	778,041
2,000	Turlock, Emanuel Medical Center, CP, 5.50%, 10/15/37, Ser. B	NR/BBB	1,918,640
	Tustin Unified School Dist., Special Tax, Ser. B
2,345	5.50%, 9/1/22	NR/NR	2,364,323
2,520	5.60%, 9/1/29	NR/NR	2,502,410
2,000	5.625%, 9/1/32	NR/NR	1,930,420
	Univ. of California Rev.,
8,000	4.75%, 5/15/35, Ser. F (AGM)(h)	Aa1/AA+	8,095,760
10,000	5.00%, 5/15/36, Ser. A (AMBAC)	Aa1/AA	10,224,000
1,000	Western Municipal Water Dist. Facs. Auth. Rev.,
	5.00%, 10/1/39, Ser. B	NR/AA+	1,051,330
1,000	Westlake Village, CP, 5.00%, 6/1/39	NR/AA+	1,034,350
1,000	Whittier Union High School Dist., GO, zero coupon, 8/1/25	NR/AA−	445,790

	Total California Municipal Bonds & Notes (cost–$368,170,102)		392,387,178

OTHER MUNICIPAL BONDS & NOTES–5.8%
	Iowa–1.8%
8,700	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	7,790,328

	Louisiana–0.4%
1,750	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	1,764,333

	New York–0.1%
450	New York City Municipal Water Finance Auth. Water & Sewer Rev., 5.00%, 6/15/37, Ser. D (h)	Aa1/AAA	474,795

	Ohio–0.4%
2,250	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	Baa3/BBB	1,717,605

22 PIMCO Municipal Income Funds Semi-Annual Report ï 10.31.10

PIMCO California Municipal Income Fund Schedule of Investments
October 31, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Puerto Rico–3.0%
$1,000	Electric Power Auth. Rev., 5.25%, 7/1/40, Ser. XX	A3/BBB+	$1,043,040
	Sales Tax Financing Corp. Rev.,
8,000	5.25%, 8/1/41, Ser. C	A1/A+	8,321,200
3,000	5.50%, 8/1/42, Ser. A	A1/A+	3,203,550

			12,567,790

	South Carolina–0.1%
340	Tobacco Settlement Rev. Management Auth. Rev., 6.375%, 5/15/30, Ser. B	Baa3/BBB	438,389

	Total Other Municipal Bonds & Notes (cost–$24,523,488)		24,753,240

OTHER VARIABLE RATE NOTES (a)(c)(e)(f)–1.7%
	Illinois–1.7%
6,670	Chicago Water Rev., 11.258%, 5/1/14, Ser. 1419 (AMBAC) (cost–$6,896,230)	NR/AA−	7,166,781

CALIFORNIA VARIABLE RATE NOTES (a)(c)(e)(f)–0.7%
1,000	Health Facs. Financing Auth. Rev., 7.88%, 11/15/36, Ser. 3193	NR/NR	1,029,200
1,670	Sacramento Cnty. Sanitation Dists. Financing Auth. Rev., 11.289%, 8/1/13, Ser. 1034 (NPFGC)	NR/AA	1,951,963

	Total California Variable Rate Notes (cost–$2,774,719)		2,981,163

	Total Investments (cost–$402,364,539)–100.0%		$427,288,362

10.31.10 ï PIMCO Municipal Income Funds Semi-Annual Report 23

PIMCO New York Municipal Income Fund Schedule of Investments
October 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

NEW YORK MUNICIPAL BONDS & NOTES–87.1%
$1,600	Erie Cnty. Industrial Dev. Agcy. Rev., Orchard Park, Inc. Project, 6.00%, 11/15/36, Ser. A	NR/NR	$1,370,592
	Liberty Dev. Corp. Rev.,
1,000	6.375%, 7/15/49	NR/BBB−	1,072,110
	Goldman Sachs Headquarters,
120	5.25%, 10/1/35	A1/A	124,590
11,290	5.25%, 10/1/35 (h)	A1/A	11,721,842
1,925	5.50%, 10/1/37	A1/A	2,069,433
	Long Island Power Auth. Rev., Ser. A,
750	5.00%, 9/1/34, (AMBAC)	A3/A−	768,570
4,500	5.75%, 4/1/39	A3/A−	4,969,620
	Metropolitan Transportation Auth. Rev.,
7,150	5.00%, 7/1/30, Ser. A (AMBAC)	Aa3/AA−	7,395,030
1,375	5.125%, 1/1/29, Ser. A	Aa3/AA−	1,431,045
2,000	5.25%, 11/15/31, Ser. E	A2/A	2,074,060
1,600	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	1,620,640
3,500	New York City Health & Hospital Corp. Rev., 5.00%, 2/15/30, Ser. A	Aa3/A+	3,702,160
1,000	New York City Industrial Dev. Agcy. Rev., Liberty Interactive Corp., 5.00%, 9/1/35	Ba2/BB+	942,970
900	Queens Baseball Stadium, 6.50%, 1/1/46 (AGC)	Aa3/AA+	1,008,045
1,820	Vaughn College Aeronautics, 5.25%, 12/1/36, Ser. B	NR/BB+	1,602,037
3,200	Yankee Stadium, 7.00%, 3/1/49 (AGC)	Aa3/AA+	3,723,680
3,595	New York City Municipal Water Finance Auth. Rev., 5.25%, 6/15/25, Ser. D	Aa1/AAA	3,711,190
	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
3,000	5.00%, 6/15/32, Ser. A	Aa1/AAA	3,053,340
2,500	5.00%, 6/15/40, Ser. FF-2	Aa2/AA+	2,641,375
5,000	Second Generation Resolutions, 4.75%, 6/15/35, Ser. DD (h)	Aa2/AA+	5,177,650
	New York City Transitional Finance Auth. Rev.,
15	4.75%, 11/1/23, Ser. B	Aaa/AAA	15,115
5,000	5.25%, 1/15/39, Ser. S-3	Aa3/AA−	5,360,700
300	New York City Trust for Cultural Res. Rev., Julliard School, 5.00%, 1/1/34, Ser. A	Aa2/AA	324,168
5	New York City, GO, 5.25%, 6/1/28, Ser. J	Aa2/AA	5,597
1,000	Niagara Falls Public Water Auth. Water & Sewer Rev., 5.00%, 7/15/34, Ser. A (NPFGC)	Baa1/A	1,012,770
	Port Auth. of New York & New Jersey Rev., Ser. 132,
2,000	5.00%, 9/1/29	Aa2/AA−	2,151,420
4,300	5.00%, 9/1/38	Aa2/AA−	4,464,991
	State Dormitory Auth. Rev.,
500	5.00%, 7/1/35, Ser. A	Aa2/NR	532,285

24 PIMCO Municipal Income Funds Semi-Annual Report ï 10.31.10

PIMCO New York Municipal Income Fund Schedule of Investments
October 31, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

$3,850	Lenox Hill Hospital, 5.50%, 7/1/30	Baa3/NR	$3,852,695
1,300	Mount Sinai School of Medicine, 5.125%, 7/1/39	A3/A−	1,329,562
4,500	New York Univ., 5.00%, 7/1/38, Ser. C	Aa3/AA−	4,739,535
1,500	New York Univ. Hospitals Center, 5.00%, 7/1/26, Ser. A	Baa2/BBB	1,535,520
300	North Shore-Long Island Jewish Health System, 5.50%, 5/1/37, Ser. A	Baa1/A−	316,434
4,995	NY & Presbyterian Hospital, 4.75%, 8/1/27 (AMBAC-FHA)	WR/NR	4,995,599
2,900	Orange Regional Medical Center, 6.25%, 12/1/37	Ba1/NR	2,968,034
1,000	Pratt Institute, 5.125%, 7/1/39, Ser. C (AGC)	Aa3/NR	1,065,780
	Sloan-Kettering Center Memorial,
2,500	4.50%, 7/1/35, Ser. A-1	Aa2/AA	2,551,850
4,000	5.00%, 7/1/34, Ser. 1	Aa2/AA	4,086,640
1,500	St. Francis College, 5.00%, 10/1/40	NR/A−	1,510,425
	Teachers College,
1,500	5.00%, 7/1/32 (NPFGC)	A1/NR	1,522,110
1,800	5.50%, 3/1/39	A1/NR	1,910,898
1,275	Winthrop Univ. Hospital Assoc., 5.25%, 7/1/31, Ser. A (AMBAC)	WR/NR	1,290,058
2,000	State Environmental Facs. Corp. Rev.,
	New York City Municipal Water Project, 5.125%, 6/15/31, Ser. D	Aaa/AAA	2,087,160
1,800	State Urban Dev. Corp. Rev., 5.00%, 3/15/36, Ser. B-1 (h)	NR/AAA	1,912,356
250	Suffolk Cnty. Industrial Dev. Agcy. Rev., New York Institute of Technology, 5.00%, 3/1/26	Baa2/BBB+	266,582
3,000	Triborough Bridge & Tunnel Auth. Rev., 5.25%, 11/15/34, Ser. A-2 (h)	Aa2/AA−	3,268,350
800	Troy Rev., Rensselaer Polytechnic Institute, 5.125%, 9/1/40, Ser. A	A3/A	831,576
2,945	Warren & Washington Cntys. Industrial Dev. Agcy. Rev., Glens Falls Hospital Project, 5.00%, 12/1/27, Ser. C (AGM)	Aa3/AA+	3,046,661
400	Yonkers Industrial Dev. Agcy. Rev., Sarah Lawrence College Project, 6.00%, 6/1/41, Ser. A	NR/A	431,369

	Total New York Municipal Bonds & Notes (cost–$114,513,650)		119,566,219

OTHER MUNICIPAL BONDS & NOTES–12.9%
	California–1.1%
1,500	Los Angeles Department of Water & Power Rev., 5.00%, 7/1/39, Ser. A-1 (AMBAC)	Aa3/AA−	1,560,165

	Louisiana–0.5%
750	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	756,142

	Ohio–1.1%
2,000	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	Baa3/BBB	1,526,760

10.31.10 ï PIMCO Municipal Income Funds Semi-Annual Report 25

PIMCO New York Municipal Income Fund Schedule of Investments
October 31, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Puerto Rico–9.8%
	Aqueduct & Sewer Auth. Rev., Ser. A,
$3,100	6.00%, 7/1/38	Baa1/BBB−	$3,362,756
1,000	6.00%, 7/1/44	Baa1/BBB−	1,066,850
1,000	Electric Power Auth. Rev., 5.25%, 7/1/40, Ser. XX	A3/BBB+	1,043,040
	Sales Tax Financing Corp. Rev.,
4,000	5.25%, 8/1/41, Ser. C	A1/A+	4,160,600
2,000	5.50%, 8/1/42, Ser. A	A1/A+	2,135,700
1,500	5.75%, 8/1/37, Ser. A	A1/A+	1,628,550

			13,397,496

	U. S. Virgin Islands–0.4%
500	Virgin Islands Public Finance Auth. Rev., 5.00%, 10/1/39, Ser. A-1	Baa2/BBB	493,951

	Total Other Municipal Bonds & Notes (cost–$16,253,477)		17,734,514

	Total Investments (cost–$130,767,127)–100.0%		$137,300,733

26 PIMCO Municipal Income Funds Semi-Annual Report ï 10.31.10

PIMCO Municipal Income Funds Notes to Schedule of Investments
October 31, 2010 (unaudited)

(a)	Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $18,800,319, representing 3.6% of total investments in Municipal Income and $11,427,532, representing 2.7% of total investments in California Municipal Income.
(b)	Illiquid.
(c)	144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	When-issued. To be settled after October 31, 2010.
(e)	Inverse Floater–The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on October 31, 2010.
(f)	Variable Rate Notes–Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on October 31, 2010.
(g)	Non-income producing.
(h)	Residual Interest Bonds held in Trust–Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which each Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(i)	Step Bond–Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(j)	Restricted. The aggregate acquisition cost of such securities is $2,904,880 in Municipal Income. The aggregate market value is 2,561,430, representing 0.5% of total investments in Municipal Income.
(k)	In default.

Glossary:

ACA – insured by American Capital Access Holding Ltd.
AGC – insured by Assured Guaranty Corp.
AGM – insured by Assured Guaranty Municipal Corp.
AMBAC – insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins. – insured by California Mortgage Insurance
CA St. Mtg. – insured by California State Mortgage
CP – Certificates of Participation
FGIC – insured by Financial Guaranty Insurance Co.
FHA – insured by Federal Housing Administration
GO – General Obligation Bond
GTD – Guaranteed
IBC – Insurance Bond Certificate
NPFGC – insured by National Public Finance Guarantee Corp.
NR – Not Rated
PSF – Public School Fund
TCRS – Temporary Custodian Receipts
WR – Withdrawn Rating

See accompanying Notes to Financial Statements ï 10.31.10 ï PIMCO Municipal Income Funds Semi-Annual Report 27

PIMCO Municipal Income Funds Statements of Assets and Liabilities
October 31, 2010 (unaudited)

		California	New York
	Municipal	Municipal	Municipal
Assets:
Investments, at value (cost–$489,380,457, $402,364,539 and $130,767,127, respectively)	$518,897,090	$427,288,362	$137,300,733

Cash	1,656,811	931,673	1,666,098

Interest receivable	9,118,478	6,964,578	1,963,577

Prepaid expenses and other assets	3,512,592	1,132,634	1,522,879

Total Assets	533,184,971	436,317,247	142,453,287

Liabilities:
Payable for floating rate notes issued	30,990,403	35,911,418	10,476,876

Payable for investments purchased	2,500,000	2,507,248	—

Dividends payable to preferred shareholders	2,050,949	1,422,305	436,901

Investment management fees payable	275,628	219,203	72,804

Interest payable	105,210	112,243	24,382

Accrued expenses and other liabilities	133,272	235,709	50,319

Total Liabilities	36,055,462	40,408,126	11,061,282

Preferred Shares ($25,000 liquidation preference per share applicable to an aggregate of 7,600, 6,000 and 1,880 shares issued and outstanding, respectively)	190,000,000	150,000,000	47,000,000

Net Assets Applicable to Common Shareholders	$307,129,509	$245,909,121	$84,392,005

Composition of Net Assets Applicable to Common Shareholders:
Common Shares (no par value):
Paid-in-capital	$356,333,345	$260,180,813	$107,062,216

Undistributed net investment income	3,615,798	5,108,714	1,423,958

Accumulated net realized loss on investments	(82,973,655)	(44,233,516)	(29,707,469)

Net unrealized appreciation of investments	30,154,021	24,853,110	5,613,300

Net Assets Applicable to Common Shareholders	$307,129,509	$245,909,121	$84,392,005

Common Shares Issued and Outstanding	25,103,665	18,338,893	7,616,624

Net Asset Value Per Common Share	$12.23	$13.41	$11.08

28 PIMCO Municipal Income Funds Semi-Annual Report ï 10.31.10 ï See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds Statements of Operations
Six Months ended October 31, 2010 (unaudited)

		California	New York
	Municipal	Municipal	Municipal
Investment Income:
Interest	$16,079,501	$12,271,865	$3,832,603

Expenses:
Investment management fees	1,607,648	1,277,696	425,752

Auction agent fees and commissions	156,596	123,411	42,536

Interest expense	155,102	168,645	39,327

Custodian and accounting agent fees	54,803	47,729	27,926

Audit and tax services	34,224	27,784	20,056

Trustees’ fees and expenses	25,208	21,160	6,624

Shareholder communications	24,656	29,624	7,728

Legal fees	22,080	16,560	7,360

Transfer agent fees	16,192	15,640	15,640

New York Stock Exchange listing fees	13,115	13,010	12,874

Insurance expense	6,303	5,319	1,995

Miscellaneous	5,721	5,322	4,921

Total Expenses	2,121,648	1,751,900	612,739

Less: custody credits earned on cash balances	(155)	(257)	(326)

Net Expenses	2,121,493	1,751,643	612,413

Net Investment Income	13,958,008	10,520,222	3,220,190

Realized and Change in Unrealized Gain:
Net realized gain on investments	939,350	478,790	1,130,109

Net change in unrealized appreciation/depreciation of investments	9,602,401	8,266,830	1,440,399

Net realized and change in unrealized gain on investments	10,541,751	8,745,620	2,570,508

Net Increase in Net Assets Resulting from
Investment Operations	24,499,759	19,265,842	5,790,698

Dividends on Preferred Shares from
Net Investment Income	(405,685)	(320,195)	(101,059)

Net Increase in Net Assets Applicable to Common
Shareholders Resulting from Investment Operations	$24,094,074	$18,945,647	$5,689,639

See accompanying Notes to Financial Statements ï 10.31.10 ï PIMCO Municipal Income Funds Semi-Annual Report 29

PIMCO Municipal Income Funds
Statements of Changes in Net Assets
Applicable to Common Shareholders

	Municipal
	Six Months
	ended
	October 31, 2010	Year ended
	(unaudited)	April 30, 2010
Investment Operations:
Net investment income	$13,958,008	$29,300,454

Net realized gain on investments,	939,350	603,647

Net change in unrealized appreciation/depreciation of investments	9,602,401	54,536,158

Net increase in net assets resulting from investment operations	24,499,759	84,440,259

Dividends on Preferred Shares from Net Investment Income	(405,685)	(901,693)

Net increase in net assets applicable to common shareholders resulting from investment operations	24,094,074	83,538,566

Dividends to Common Shareholders from Net Investment Income	(12,226,024)	(24,354,251)

Common Share Transactions:
Reinvestment of dividends	804,751	1,765,250

Total increase in net assets applicable to common shareholders	12,672,801	60,949,565

Net Assets Applicable to Common Shareholders:
Beginning of period	294,456,708	233,507,143

End of period (including undistributed net investment income of $3,615,798 and $2,289,499; $5,108,714 and $3,372,324; $1,423,958 and $906,774; respectively)	$307,129,509	$294,456,708

Common Shares Issued in Reinvestment of Dividends	59,686	146,491

30 PIMCO Municipal Income Funds Semi-Annual Report ï 10.31.10 ï See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds
Statements of Changes in Net Assets
Applicable to Common Shareholders (continued)

California Municipal		New York Municipal
Six Months		Six Months
ended		ended
October 31, 2010	Year ended	October 31, 2010	Year ended
(unaudited)	April 30, 2010	(unaudited)	April 30, 2010
$10,520,222	$22,076,765	$3,220,190	$6,665,205

478,790	1,327,677	1,130,109	178,676

8,266,830	34,686,166	1,440,399	9,772,086

19,265,842	58,090,608	5,790,698	16,615,967

(320,195)	(712,775)	(101,059)	(223,823)

18,945,647	57,377,833	5,689,639	16,392,144

(8,463,637)	(16,851,241)	(2,601,947)	(5,183,647)

635,128	1,416,293	230,516	382,886

11,117,138	41,942,885	3,318,208	11,591,383

234,791,983	192,849,098	81,073,797	69,482,414

$245,909,121	$234,791,983	$84,392,005	$81,073,797

48,320	117,624	21,201	38,039

See accompanying Notes to Financial Statements ï 10.31.10 ï PIMCO Municipal Income Funds Semi-Annual Report 31

PIMCO Municipal Income Funds Notes to Financial Statements
October 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies
PIMCO Municipal Income Fund (”Municipal”), PIMCO California Municipal Income Fund (”California Municipal”) and PIMCO New York Municipal Income Fund (”New York Municipal”), each a “Fund” and collectively referred to as the ”Funds” or ”PIMCO Municipal Income Funds”, were organized as Massachusetts business trusts on May 10, 2001. Prior to commencing operations on June 29, 2001, the Funds had no operations other than matters relating to their organization and registration as non-diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has an unlimited amount of no par value per share of common shares authorized.

Under normal market conditions, Municipal invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. Under normal market conditions, California Municipal invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. Under normal market conditions, New York Municipal invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. The Funds will generally seek to avoid investing in bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. There is no guarantee that the Funds will meet their stated objectives.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Funds’ financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the Funds’ financial statements. Each Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access

•	Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

32 PIMCO Municipal Income Funds Semi-Annual Report ï 10.31.10

PIMCO Municipal Income Funds Notes to Financial Statements
October 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

•	Level 3 – valuations based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Funds to measure fair value during the six months ended October 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with Generally Accepted Accounting Principles (“GAAP”).

Municipal Bonds and Variable Rate Notes – Municipal bonds and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Equity Securities (Common and Preferred Stock) – Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at October 31, 2010 in valuing each Fund’s assets and liabilities is listed below:

Municipal:
		Level 2 –	Level 3 –
		Other Significant	Significant
	Level 1 –	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/10

Investments in Securities – Assets
Municipal Bonds & Notes	—	$500,082,645	$472,350	$500,554,995
Variable Rate Notes	—	18,327,969	—	18,327,969
Common Stock	$14,126	—	—	14,126

Total Investments	$14,126	$518,410,614	$472,350	$518,897,090

10.31.10 ï PIMCO Municipal Income Funds Semi-Annual Report 33

PIMCO Municipal Income Funds Notes to Financial Statements
October 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

California Municipal:
		Level 2 –	Level 3 –
		Other Significant	Significant
	Level 1 –	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/10

Investments in Securities – Assets
California Municipal Bonds & Notes	—	$392,387,178	—	$392,387,178
Other Municipal Bonds & Notes	—	24,753,240	—	24,753,240
Other Variable Rate Notes	—	7,166,781	—	7,166,781
California Variable Rate Notes	—	2,981,163	—	2,981,163

Total Investments	—	$427,288,362	—	$427,288,362

New York Municipal:
		Level 2 –	Level 3 –
		Other Significant	Significant
	Level 1 –	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/10

Investments in Securities – Assets
New York Municipal Bonds & Notes	—	$119,566,219	—	$119,566,219
Other Municipal Bonds & Notes	—	17,734,514	—	17,734,514

Total Investments	—	$137,300,733	—	$137,300,733

There were no significant transfers between Levels 1 and 2 during the six months ended October 31, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for Municipal for the six months ended October 31, 2010, was as follows:

Municipal:
		Net
		Change
	Beginning	in Unrealized	Transfers	Transfers	Ending
	Balance	Appreciation/	into	out of	Balance
	4/30/10	Depreciation	Level 3	Level 3	10/31/10

Investments in Securities – Assets
Municipal Bonds & Notes	$470,000	$2,350	—	—	$472,350

Total Investments	$470,000	$2,350	—	—	$472,350

The net change in unrealized appreciation/depreciation of Level 3 investments which Municipal held at October 31, 2010 was $2,350. Net change in appreciation/depreciation is reflected on the Statements of Operations.

(c) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discount and amortization of premium is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income over the lives of the respective securities.

34 PIMCO Municipal Income Funds Semi-Annual Report ï 10.31.10

PIMCO Municipal Income Funds Notes to Financial Statements
October 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(d) Federal Income Taxes
The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has determined that its evaluation has resulted in no material impact to the Funds’ financial statements at October 31, 2010. The Funds’ federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions – Common Shares
The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to their respective shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

(f) Reverse Repurchase Agreements
In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agree to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Funds can recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. To the extent a Fund does not cover its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), the Fund’s uncovered obligations under the agreements will be subject to the Fund’s limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds of the agreement may be restricted pending determination by the other party, or their trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(g) Inverse Floating Rate Transactions – Residual Interest Municipal Bonds (”RIBs”) / Residual Interest Tax Exempt Bonds (”RITEs”)

The Funds invest in RIBs and RITEs (”Inverse Floaters”), whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. In inverse floating rate transactions, the Funds sell a fixed rate municipal bond (”Fixed Rate Bond”) to a broker who places the Fixed Rate Bond in a special purpose trust (”Trust”) from which floating rate bonds (”Floating Rate Notes”) and Inverse Floaters are issued. The Funds simultaneously or within a short period of time purchase the Inverse Floaters from the broker. The Inverse Floaters held by the Funds provide the Funds with the right to: (1) cause the holders of the Floating Rate Notes to tender their notes at par, and (2) cause the broker to transfer the Fixed-Rate Bond held by the Trust to the Funds, thereby collapsing the Trust. The Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Schedules of Investments, and account for the Floating Rate Notes as a liability under the caption ”Payable for floating rate notes issued” in the Funds’ Statements of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date.

The Funds may also invest in Inverse Floaters without transferring a fixed rate municipal bond into a special purpose trust, which are not accounted for as secured borrowings. The Funds may also invest in Inverse Floaters for the purpose of increasing leverage.

10.31.10 ï PIMCO Municipal Income Funds Semi-Annual Report 35

PIMCO Municipal Income Funds Notes to Financial Statements
October 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

The Inverse Floaters are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process typically every 7 to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term rates result in lower income for the long-term component and vice versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in Inverse Floaters typically will involve greater risk than in an investment in Fixed Rate Bonds.

The Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes. Inverse Floaters held by the Funds are exempt from registration under Rule 144A of the Securities Act of 1933.

In addition to general market risks, the Funds’ investments in Inverse Floaters may involve greater risk and volatility than an investment in a fixed rate bond, and the value of Inverse Floaters may decrease significantly when market interest rates increase. Inverse Floaters have varying degrees of liquidity, and the market for these securities may be volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, Inverse Floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. Trusts in which Inverse Floaters may be held could be terminated due to market, credit or other events beyond the Funds’ control, which could require the Funds to reduce leverage and dispose of portfolio investments at inopportune times and prices.

(h) When-Issued/Delayed-Delivery Transactions
When-issued or delayed-delivery transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations; consequently, such fluctuations are taken into account when determining the net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security is sold on a delayed-delivery basis, the Funds do not participate in future gains and losses with respect to the security.

(i) Custody Credits on Cash Balances
The Funds benefit from an expense offset arrangement with their custodian bank, whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income-producing securities, they would have generated income for the Funds. Cash overdraft charges, if any, are included in custodian and accounting agent fees.

(j) Interest Expense
Interest expense primarily relates to the Funds’ participation in floating rate notes held by third parties in conjunction with Inverse Floater transactions and reverse repurchase agreement transactions. Interest expense on reverse repurchase agreements is recorded as it is incurred.

2. Principal Risks
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds also are exposed to various risks such as, but not limited to, interest rate and credit risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not

36 PIMCO Municipal Income Funds Semi-Annual Report ï 10.31.10

PIMCO Municipal Income Funds Notes to Financial Statements
October 31, 2010 (unaudited)

2. Principal Risks (continued)

generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Funds hold variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Funds’ shares.

The Funds are exposed to credit risk which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Funds’ Sub-Adviser, Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the Investment Manager, seeks to minimize the Funds’ counterparty risks by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

3. Investment Manager/Sub-Adviser
Each Fund has an Investment Management Agreement (each an ”Agreement”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, each Fund’s investment activities, business affairs and administrative matters. Pursuant to each Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.65% of each Fund’s average daily net assets, inclusive of net assets attributable to any Preferred Shares that may be outstanding.

The Investment Manager has retained the Sub-Adviser to manage each Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, and not the Funds, pays a portion of the fee it receives as Investment Manager to the Sub-Adviser in return for its services.

4. Investments in Securities
Purchases and sales of investments, other than short-term securities, for the six months ended October 31, 2010, were:

		California	New York
	Municipal	Municipal	Municipal

Purchases	$28,784,994	$30,037,460	$20,758,235
Sales	21,867,374	25,906,893	21,281,959

(a) Reverse repurchase agreements:

The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended October 31, 2010 for Municipal, California Municipal and New York Municipal was $9,068,689, $7,157,724 and $2,629,920 at a weighted average interest rate of 0.67%, 0.67% and 0.67%, respectively. There were no open reverse repurchase agreements for Municipal, California Municipal and New York Municipal at October 31, 2010.

At October 31, 2010, Municipal, California Municipal and New York Municipal held $2,311, $149,905 and $112,429 in U.S. Government Agency securities as collateral for open reverse repurchase agreements, respectively. Collateral held in the form of securities will not be pledged and is not reflected in the Funds’ Schedule of Investments.

(b) Floating rate notes:

The weighted average daily balance of floating rate notes outstanding during the period ended October 31, 2010 for Municipal, California Municipal and New York Municipal was $28,999,343, $35,911,418 and $10,476,876 at a weighted average interest rate, including fees, of 0.46%, 0.42% and 0.32%, respectively.

10.31.10 ï PIMCO Municipal Income Funds Semi-Annual Report 37

PIMCO Municipal Income Funds Notes to Financial Statements
October 31, 2010 (unaudited)

5. Income Tax Information
The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2010 were:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Cost of Investments	Appreciation	Depreciation	Appreciation

Municipal	$463,247,529	$40,897,523	$12,849,895	$28,047,628
California Municipal	368,192,857	26,604,322	2,494,680	24,109,642
New York Municipal	121,966,627	7,785,295	1,448,215	6,337,080

The difference between book and tax cost is attributable to Inverse Floater transactions.

6. Auction-Rate Preferred Shares
Municipal has 1,520 shares of Preferred Shares Series A, 1,520 shares of Preferred Shares Series B, 1,520 shares of Preferred Shares Series C, 1,520 shares of Preferred Shares Series D and 1,520 shares of Preferred Shares Series E outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

California Municipal has 2,000 shares of Preferred Shares Series A, 2,000 shares of Preferred Shares Series B and 2,000 shares of Preferred Shares Series C outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

New York Municipal has 1,880 shares of Preferred Shares Series A outstanding, with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the six months ended October 31, 2010, the annualized dividend rates for each Fund ranged from:

	High	Low	At October 31, 2010

Municipal:
Series A	0.472%	0.350%	0.442%
Series B	0.472%	0.381%	0.427%
Series C	0.472%	0.350%	0.427%
Series D	0.472%	0.350%	0.427%
Series E	0.487%	0.350%	0.442%
California Municipal:
Series A	0.472%	0.350%	0.442%
Series B	0.472%	0.350%	0.427%
Series C	0.487%	0.350%	0.442%
New York Municipal:
Series A	0.472%	0.381%	0.427%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation preference, plus any accumulated, unpaid dividends.

Preferred shareholders, who are entitled to one vote per share, generally vote together with the common shareholders but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Funds have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction,

38 PIMCO Municipal Income Funds Semi-Annual Report ï 10.31.10

PIMCO Municipal Income Funds Notes to Financial Statements
October 31, 2010 (unaudited)

6. Auction-Rate Preferred Shares (continued)

ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity holders have continued to receive dividends at the defined “maximum rate”, the higher of the 30-day “AA” Composite Commercial Paper Rate multiplied by a minimum of 110% (depending on the credit rating of the ARPS) or the Taxable Equivalent of the Short-Term Municipal Obligations Rate-defined as 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the Kenny S&P 30-day High Grade Index divided by (B) 1.00 minus the Marginal Tax Rate (expressed as a decimal) multiplied by a minimum of 110% (depending on the credit rating of the ARPS) (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Funds’ common shareholders could be adversely affected.

7. Legal Proceedings
In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.) agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (“SEC”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland (the “MDL Court”). After a number of claims in the lawsuits were dismissed by the MDL Court, the parties entered into a stipulation of settlement, which was publicly filed with the MDL Court in April 2010, resolving all remaining claims, but the settlement remains subject to the approval of the MDL Court.

In addition, the Sub-Adviser is the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when the Sub-Adviser held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. The Sub-Adviser currently believes that the complaint is without merit and the Sub-Adviser intends to vigorously defend against this action.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

8. Subsequent Events
On November 1, 2010, the following dividends were declared to common shareholders payable December 1, 2010 to shareholders of record on November 12, 2010:

Municipal	$0.08125 per common share
California Municipal	$0.077 per common share
New York Municipal	$0.057 per common share

On December 1, 2010, the following dividends were declared to common shareholders payable December 29, 2010 to shareholders of record on December 13, 2010:

Municipal	$0.08125 per common share
California Municipal	$0.077 per common share
New York Municipal	$0.057 per common share

10.31.10 ï PIMCO Municipal Income Funds Semi-Annual Report 39

PIMCO Municipal Income Fund Financial Highlights
For a common share outstanding throughout each period:

	Six Months
	ended	Year ended April 30
	October 31, 2010
	(unaudited)	2010		2009		2008		2007		2006
Net asset value, beginning of period	$11.76	$9.38		$12.96		$14.85		$14.54		$14.84

Investment Operations:
Net investment income	0.56	1.18		1.13		1.12		1.07		1.10

Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps	0.42	2.22		(3.53)		(1.74)		0.50		(0.21)

Total from investment operations	0.98	3.40		(2.40)		(0.62)		1.57		0.89

Dividends on Preferred Shares from Net Investment Income	(0.02)	(0.04)		(0.20)		(0.29)		(0.28)		(0.21)

Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.96	3.36		(2.60)		(0.91)		1.29		0.68

Dividends to Common Shareholders from Net Investment Income	(0.49)	(0.98)		(0.98)		(0.98)		(0.98)		(0.98)

Net asset value, end of period	$12.23	$11.76		$9.38		$12.96		$14.85		$14.54

Market price, end of period	$14.29	$13.72		$11.40		$16.46		$18.00		$16.22

Total Investment Return (1)	7.96%	30.34%		(24.58)%		(2.47)%		17.77%		18.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000s)	$307,130	$294,457		$233,507		$321,268		$365,984		$355,877

Ratio of expenses to average net assets, including interest expense (2)(3)(4)	1.40%*	1.46	%(5)	1.64	%(5)	1.51	%(5)	1.32	%(5)	1.18	%(5)

Ratio of expenses to average net assets, excluding interest expense (2)(3)	1.30%*	1.34	%(5)	1.42	%(5)	1.20	%(5)	1.00	%(5)	0.98	%(5)

Ratio of net investment income to average net assets (2)	9.21%*	10.77	%(5)	10.65	%(5)	8.07	%(5)	7.23	%(5)	7.41	%(5)

Preferred shares asset coverage per share	$65,409	$63,743		$55,722		$65,143		$70,727		$69,462

Portfolio turnover	4%	11%		60%		32%		6%		13%

*	Annualized
(1)	Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See Note 1(i) in Notes to Financial Statements).
(4)	Interest expense primarily relates to the liability for floating rate notes issued in connection with Inverse Floater transactions and/or investments in reverse repurchase agreement transactions.
(5)	During the periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waivers relative to the average net assets of common shareholders were 0.01%, 0.10%, 0.17%, 0.24% and 0.32% for the years ended April 30, 2010, April 30, 2009, April 30, 2008, April 30, 2007 and April 30, 2006, respectively.

40 PIMCO Municipal Income Funds Semi-Annual Report ï 10.31.10 ï See accompanying Notes to Financial Statements

PIMCO California Municipal Income Fund Financial Highlights
For a common share outstanding throughout each period:

	Six Months
	ended	Year ended April 30
	October 31, 2010
	(unaudited)	2010		2009		2008		2007		2006
Net asset value, beginning of period	$12.84	$10.61		$13.62		$14.84		$14.48		$14.60

Investment Operations:
Net investment income	0.57	1.21		1.08		1.07		1.10		1.05

Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps	0.48	1.98		(2.96)		(1.09)		0.44		(0.05)

Total from investment operations	1.05	3.19		(1.88)		(0.02)		1.54		1.00

Dividends on Preferred Shares from Net Investment Income	(0.02)	(0.04)		(0.21)		(0.28)		(0.26)		(0.20)

Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	1.03	3.15		(2.09)		(0.30)		1.28		0.80

Dividends to Common Shareholders from Net Investment Income	(0.46)	(0.92)		(0.92)		(0.92)		(0.92)		(0.92)

Net asset value, end of period	$13.41	$12.84		$10.61		$13.62		$14.84		$14.48

Market price, end of period	$13.97	$13.29		$12.18		$15.83		$17.70		$15.87

Total Investment Return (1)	8.84%	17.72%		(16.72)%		(4.88)%		18.20%		18.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000s)	$245,909	$234,792		$192,849		$246,613		$267,061		$259,127

Ratio of expenses to average net assets, including interest expense (2)(3)(4)	1.45%*	1.49	%(5)	1.66	%(5)	1.41	%(5)	1.26	%(5)	1.08	%(5)

Ratio of expenses to average net assets, excluding interest expense (2)(3)	1.31%*	1.34	%(5)	1.39	%(5)	1.15	%(5)	1.05	%(5)	0.99	%(5)

Ratio of net investment income to average net assets (2)	8.70%*	10.15	%(5)	9.42	%(5)	7.57	%(5)	7.48	%(5)	7.19	%(5)

Preferred shares asset coverage per share	$65,982	$64,130		$57,140		$66,086		$69,491		$68,164

Portfolio turnover	6%	8%		42%		14%		4%		8%

*	Annualized
(1)	Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See Note 1(i) in Notes to Financial Statements).
(4)	Interest expense primarily relates to the liability for floating rate notes issued in connection with Inverse Floater transactions and/or investments in reverse repurchase agreement transactions.
(5)	During the periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waivers relative to the average net assets of common shareholders were 0.01%, 0.10%, 0.17%, 0.25% and 0.32% for the years ended April 30, 2010, April 30, 2009, April 30, 2008, April 30, 2007 and April 30, 2006, respectively.

See accompanying Notes to Financial Statements ï 10.31.10 ï PIMCO Municipal Income Funds Semi-Annual Report 41

PIMCO New York Municipal Income Fund Financial Highlights
For a common share outstanding throughout each period:

	Six Months
	ended	Year ended April 30
	October 31, 2010
	(unaudited)	2010		2009		2008		2007		2006
Net asset value, beginning of period	$10.67	$9.19		$12.70		$13.74		$13.47		$13.83

Investment Operations:
Net investment income	0.42	0.88		0.87		0.97		0.97		0.98

Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps	0.34	1.31		(3.50)		(1.03)		0.37		(0.23)

Total from investment operations	0.76	2.19		(2.63)		(0.06)		1.34		0.75

Dividends on Preferred Shares from Net Investment Income	(0.01)	(0.03)		(0.20)		(0.30)		(0.28)		(0.22)

Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.75	2.16		(2.83)		(0.36)		1.06		0.53

Dividends to Common Shareholders from Net Investment Income	(0.34)	(0.68)		(0.68)		(0.68)		(0.79)		(0.89)

Net asset value, end of period	$11.08	$10.67		$9.19		$12.70		$13.74		$13.47

Market price, end of period	$11.23	$11.18		$9.90		$13.06		$15.02		$14.56

Total Investment Return (1)	3.63%	20.76%		(18.80)%		(8.31)%		8.89%		11.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000s)	$84,392	$81,074		$69,482		$95,691		$103,035		$100,367

Ratio of expenses to average net assets, including interest expense (2)(3)(4)	1.47%*	1.52	%(5)	1.86	%(5)	2.00	%(5)	1.94	%(5)	1.57	%(5)

Ratio of expenses to average net assets, excluding interest expense (2)(3)	1.37%*	1.41	%(5)	1.62	%(5)	1.32	%(5)	1.23	%(5)	1.09	%(5)

Ratio of net investment income to average net assets (2)	7.70%*	8.71	%(5)	8.49	%(5)	7.41	%(5)	7.06	%(5)	7.04	%(5)

Preferred shares asset coverage per share	$69,887	$68,123		$61,957		$62,969		$65,863		$64,809

Portfolio turnover	15%	11%		37%		14%		2%		15%

*	Annualized
(1)	Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See Note 1(i) in Notes to Financial Statements).
(4)	Interest expense primarily relates to the liability for floating rate notes issued in connection with Inverse Floater transactions and/or investments in reverse repurchase agreement transactions.
(5)	During the periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waivers relative to the average net assets of common shareholders were 0.01%, 0.10%, 0.18%, 0.26% and 0.33% for the years ended April 30, 2010, April 30, 2009, April 30, 2008, April 30, 2007 and April 30, 2006, respectively.

42 PIMCO Municipal Income Funds Semi-Annual Report ï 10.31.10 ï See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds
Changes to the Board of Trustees/Proxy Voting Policies & Procedures (unaudited)

Changes to the Board of Trustees:

Effective June 22, 2010, the Funds’ Board of Trustees appointed Alan Rappaport as a Class I Trustee to serve until 2010.

R. Peter Sullivan, III retired from the Funds’ Board of Trustees effective July 31, 2010.

Effective December 16, 2010, the Funds’ Boards of Trustees appointed Bradford K. Gallagher as a Class II Trustee to serve until 2011.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

10.31.10 ï PIMCO Municipal Income Funds Semi-Annual Report 43

PIMCO Municipal Income Funds
Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements
(unaudited)

The Investment Company Act of 1940, as amended, requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested Trustees (the “Independent Trustees”), voting separately, approve the Funds’ Management Agreements with the Investment Manager (the “Advisory Agreements”) and Portfolio Management Agreement (the “Sub-Advisory Agreements”, and together with the Advisory Agreements, the “Agreements”) between the Investment Manager and the Sub-Adviser. The Trustees met in person on June 22-23, 2010 (the “contract review meeting”) for the specific purpose of considering whether to approve the continuation of the Advisory Agreements and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the continuation of the Funds’ Advisory Agreements and the Sub-Advisory Agreements, should be approved for a one-year period commencing July 1, 2010.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Adviser under the applicable Agreement.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. (“Lipper”) on the total return investment performance (based on net assets) of the Funds for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives as the Funds identified by Lipper and the performance of applicable benchmark indices, (ii) information provided by Lipper on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Advisers, (iv) the profitability to the Investment Manager and the Sub-Adviser from their relationship with the Funds for the one year period ended March 31, 2010, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s abilities to provide high quality investment management and other services to the Funds. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Funds; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Funds. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Funds in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to each of the Funds given their respective investment objectives and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

Based on information provided by Lipper, the Trustees also reviewed each Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as

44 PIMCO Municipal Income Funds Semi-Annual Report ï 10.31.10

PIMCO Municipal Income Funds
Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements
(unaudited) (continued)

during investment review meetings conducted with portfolio management personnel during the course of the year regarding each Fund’s performance.

In assessing the reasonableness of each Fund’s fees under the Agreements, the Trustees considered, among other information, each Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common and preferred shares and the management fee and total expense ratios of comparable funds identified by Lipper.

For each of the Funds, the Trustees specifically took note of how each Fund compared to its Lipper peers as to performance, management fee expenses and total expenses. The Trustees noted that the Investment Manager had provided a memorandum containing comparative information on the performance and expenses information of the Funds compared to their Lipper peer categories. The Trustees noted that while the Funds are not charged a separate administration fee, it was not clear whether the peer funds in the Lipper categories were charged such a fee by their investment managers.

Municipal:

The Trustees noted that the expense group for the Fund provided by Lipper is small, consisting of a total of nine leveraged closed-end funds, not including the peer Funds in the AGI Fund Complex. The Trustees also noted that average net assets of the common shares of the funds in the peer group ranged from $262 million to $591 million, and that all of the funds are larger in asset size than the Fund. The Trustees also noted that the Fund was ranked seven out of nine funds in the expense peer group for actual management fees and eight out of nine for actual total expenses (with funds ranked first having the lowest fees/expenses and ranked ninth having the highest fees/expenses in the peer group).

With respect to performance, the Trustees also noted that the Fund outperformed its benchmark and had first quintile performance for the one-year period ended March 31, 2010 against a peer group of fifty nine funds. The Trustees also noted that the Fund had fifth quintile performance for the three-year period against a peer group of fifty nine funds and fifth quintile performance for the five-year period ended March 31, 2010 against a peer group of fifty eight funds.

California Municipal:

The Trustees noted that the expense group for the Fund provided by Lipper is small, consisting of a total of seven leveraged closed-end funds, not including the peer Funds in the AGI Fund Complex. The Trustees also noted that average net assets of the common shares of the funds in the peer group ranged from $107.7 million to $282.6 million, and that four of the funds are smaller in asset size than the Fund. The Trustees also noted that the Fund was ranked six out of seven funds in the expense peer group for actual management fees and actual total expenses (with funds ranked first having the lowest fees/expenses and ranked seventh having the highest fees/expenses in the peer group).

With respect to performance, the Trustees also noted that the Fund outperformed its benchmark and had first quintile performance for the one-year period ended March 31, 2010 against a peer group of twenty one funds. The Trustees also noted that the Fund had fourth quintile performance for the three-year period against a peer group of twenty one funds and second quintile performance for the five-year period ended March 31, 2010 against a peer group of twenty one funds.

New York Municipal:

The Trustees noted that the expense group for the Fund provided by Lipper is small, consisting of a total of seven leveraged closed-end funds, not including the peer Funds in the AGI Fund Complex. The Trustees also noted that average net assets of the common shares of the funds in the peer group ranged from $45.8 million to $190.5 million, and that two of the funds are larger in asset size than the Fund. The Trustees also noted that the Fund was ranked six out of seven funds in the expense peer group for actual management fees and for actual total expenses (with funds ranked first having the lowest fees/expenses and ranked seventh having the highest fees/expenses in the peer group).

With respect to performance, the Trustees also noted that the Fund outperformed its benchmark and had first quintile performance for the one-year period ended March 31, 2010 against a peer group of seventeen funds. The Trustees also noted that the Fund had fifth quintile performance for the three-year period and five-year period ended March 31, 2010 against a peer group of seventeen funds.

At the request of the Trustees, the Investment Manager and Sub-Adviser agreed to continue to provide performance information related to the Fund on a monthly basis.

10.31.10 ï PIMCO Municipal Income Funds Semi-Annual Report 45

PIMCO Municipal Income Funds
Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements
(unaudited) (continued)

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and the Sub-Adviser’s responses and efforts to continue to improve the Funds’ investment performance. The Trustees agreed to reassess the services provided by the Investment Manager and Sub-Adviser under the Agreements in light of the Fund’s ongoing performance at each quarterly Board meeting.

The Trustees also considered the management fees charged by Sub-Adviser to other clients, including accounts with investment strategies similar to those of the Funds. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end funds offered for comparison but were advised that there are additional portfolio management challenges in managing the Funds, such as the use of leverage and meeting a regular dividend.

The Trustees also took into account that the Funds have preferred shares outstanding, which increases the amount of fees received by the Investment Manager and the Sub-Adviser under the Agreements (because the fees are calculated based on either the Fund’s net assets or total managed assets, including assets attributable to preferred shares and other forms of leverage outstanding but not deducting any liabilities connected to the leverage). In this regard, the Trustees took into account that the Investment Manager and the Sub-Adviser have a financial incentive for the Funds to continue to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and the Sub-Adviser, on one hand, and the Funds’ common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser indicating that each Funds’ use of leverage through preferred shares continues to be appropriate and in the interests of the respective Fund’s common shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the profitability of the Investment Manager and the Sub-Adviser from their relationship with each Fund and determined that such profitability was not excessive.

The Trustees also took into account that, as closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through the investment performance of each Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Funds.

After reviewing these and other factors described herein, the Trustees concluded with respect to each Fund, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Funds.

46 PIMCO Municipal Income Funds Semi-Annual Report ï 10.31.10

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10.31.10 ï PIMCO Municipal Income Funds Semi-Annual Report 47

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48 PIMCO Municipal Income Funds Semi-Annual Report ï 10.31.10

Trustees and Fund Officers

Hans W. Kertess Chairman of the Board of Trustees Paul Belica Bradford K. Gallagher James A. Jacobson John C. Maney William B. Ogden, IV Alan Rappaport	Brian S. Shlissel
  President & Chief Executive Officer
Lawrence G. Altadonna
  Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
  Vice President, Secretary & Chief Legal Officer
Scott Whisten
  Assistant Treasurer
Richard J. Cochran
  Assistant Treasurer
Youse E. Guia
  Chief Compliance Officer
Kathleen A. Chapman
  Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02110

Transfer Agent, Dividend Paying Agent and Registrar

BNY Mellon
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund and PIMCO New York Municipal Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase their common shares in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings.
To enroll, go to www.allianzinvestors.com/edelivery

AZ609SA_103110

ITEM 2. CODE OF ETHICS
(a)	N/A

(b)	The CODE OF ETHICS PURSUANT TO SECTION 406 OF THE SARBANES-OXLEY ACT OF 2002 FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS (the “code”) was updated to remove interested trustees from being subject to the Code, which is not required under Section 406 of the Sarbanes-Oxley Act of 2002. The Code also was updated to remove examples of specific conflict of interest situations and to add an annual certification requirement for Covered Officers. In addition, the approval or ratification process for material amendments to the Code was clarified to include approval by a majority of the independent trustees. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-254-5197. The Investment Manager’s code of ethics is included as an exhibit Exhibit 99.CODE ETH hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
     Not required in this filing.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
     Not required in this filing
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT
     Not required in this filing
ITEM 6. SCHEDULE OF INVESTMENTS
(a)	Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

(b)	Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
     Not required in this filing
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
     Not required in this filing

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES
     None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.
ITEM 11. CONTROLS AND PROCEDURES
(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls (over financial reporting as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.
ITEM 12. EXHIBITS
(a) (1) Exhibit 99.CODE ETH — Code of Ethics
(a) (2) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
(a) (3) Not applicable
(b) Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO New York Municipal Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date January 7, 2011

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer
Date January 7, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date January 7, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date     January 7, 2011